Impairment and Other Charges - Schedule of Impairment and Other Charges (Details) - Heliogen, Inc. [Member] - USD ($) $ in Thousands		3 Months Ended			12 Months Ended
		Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2024	Dec. 31, 2023
Schedule of Impairment and Other Charges [Line Items]
Property, plant and equipment					$ 3,354
Operating lease right-of-use assets					1,352
Manufacturing Facility closing costs					300
Total impairment and other charges		$ 1,155	$ 32		7,024	8,934
Goodwill				$ 1,000		1,008
Severance costs		$ 200	$ 32		2,018	1,160
Cloud computing arrangements [Member]
Schedule of Impairment and Other Charges [Line Items]
Total impairment and other charges	[1]					1,484
Collaboration Warrants [Member]
Schedule of Impairment and Other Charges [Line Items]
Total impairment and other charges	[2]					$ 5,282

[1]	Prior to the impairment, cloud computing arrangements were included in other long-term assets on our consolidated balance sheets.
[2]	Prior to the impairment, Collaboration Warrants of $1.6 million was included in prepaid and other current assets and $3.7 million was included in Collaboration Warrants, non-current on our consolidated balance sheets.